Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated Other Comprehensive Income Loss [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2021	$ 130,649	$ 7,977	$ 958	$ (38,135)	$ 101,449	$ 46,153	$ 147,602
Begnning balance, shares at Mar. 31, 2021	12,084
IfrsStatementLineItems [Line Items]
Share-based compensation expense		8,951			8,951	191	9,142
Shares issued under ATM	$ 2,643				2,643		2,643
Shares issued under ATM, shares	91
Shares issued under offering	$ 26,450				26,450		26,450
Shares issued under offering, shares	1,150
Share issuance costs	$ (1,877)				(1,877)		(1,877)
Shares issued or accrued for services	$ 120				120		120
Shares issued or accrued for services, shares	8
Net unrealized loss on investments
Warrants exercised	$ 339				339		339
Warrants exercised, shares	16
Exchange of notes payable and accrued interest for iOx shares						184	184
Net loss for year				(16,870)	(16,870)	(2,299)	(19,169)
Ending balance, value at Mar. 31, 2022	$ 158,324	16,928	958	(55,005)	121,205	44,229	165,434
Ending Balance, shares at Mar. 31, 2022	13,349
IfrsStatementLineItems [Line Items]
Share-based compensation expense		4,276			4,276		4,276
Shares issued in Tarus acquisition	$ 17,200				17,200		17,200
Shares issued in Tarus acquisition, shares	2,426
Shares issued in iOx exchange	$ 9,737				9,737	(9,737)
Shares issued in iOx exchange, shares	1,070
Deferred obligation - iOx milestone						(5,478)	(5,478)
Excess of non-controlling interest acquired over consideration - iOx	29,609				29,609	(29,609)
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	$ 900				900		900
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, shares	94
Shares issued under ATM	$ 944				944		944
Shares issued under ATM, shares	167
Purchase of shares issued under Committed Purchase Agreement	$ 2,038				2,038		2,038
Purchase of shares issued under Committed Purchase Agreement, shares	480
Share issuance costs	$ (90)				(90)		(90)
Shares issued or accrued for services	$ 120				120		120
Shares issued or accrued for services, shares	20
Shares issued pursuant to distribution of restricted stock units, shares
Net unrealized loss on investments			(5,283)		(5,283)		(5,283)
Net loss for year				(104,611)	(104,611)	(55)	(104,666)
Ending balance, value at Mar. 31, 2023	$ 218,782	21,204	(4,325)	(159,616)	76,045	(650)	75,395
Ending Balance, shares at Mar. 31, 2023	17,606
IfrsStatementLineItems [Line Items]
Share-based compensation expense		2,637			2,637		2,637
Shares issued under Registered Direct Offering
Shares issued under Registered Direct Offering, shares	1,970
Shares issued under ATM	$ 682				682		682
Shares issued under ATM, shares	186
Share issuance costs under ATM	$ (20)				(20)		(20)
Shares issued or accrued for services	$ 50				50		50
Shares issued or accrued for services, shares	16
Shares issued pursuant to distribution of restricted stock units	$ 5				5		5
Shares issued pursuant to distribution of restricted stock units, shares	6
Derecognition of investment in public company			4,363	(4,363)
Net unrealized loss on investments			(38)		(38)		(38)
Net loss for year				(75,339)	(75,339)	(43)	(75,382)
Ending balance, value at Mar. 31, 2024	$ 219,499	$ 23,841		$ (239,318)	$ 4,022	$ (693)	$ 3,329
Ending Balance, shares at Mar. 31, 2024	19,784